Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Eagle Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF INVESTMENT GRADE BOND FUND | 2.28.2013
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund” or the “fund”) seeks current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Investment Grade Bond Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 35 of the fund’s Prospectus and on page 25 of the fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 35 of the fund’s Prospectus and on page 25 of the fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	During normal market conditions, the Investment Grade Bond Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. and foreign investment grade fixed income instruments of varying maturities. Investment grade is defined as securities rated BBB- or better by Standard & Poor’s Rating Services or an equivalent rating by at least one other nationally recognized statistical rating organization or, for unrated securities, those that are determined to be of equivalent quality by the fund’s portfolio managers. The average portfolio duration of the fund is expected to vary and may generally range anywhere from two to seven years based upon economic and market conditions. The fund’s strategy is to actively allocate assets among market sectors. The fund expects to invest in a variety of fixed income securities including, but not limited to:
  corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper;
  bank certificates of deposit;
  debt securities issued by states or local governments and their agencies;
  obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises;
  obligations of international agencies or supranational entities (such as the European Union);
  obligations issued or guaranteed by the U.S. government and its agencies;
  mortgage-backed securities and asset-backed securities;
  commercial real estate securities; and
  floating rate instruments.
		In addition, the fund may invest a portion of its assets in lower-rated corporate bonds and other fixed income securities that focus on delivering high income.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. Investments in this fund are subject to the following primary risks:
  Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates;
  Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;
  Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;
  Government sponsored enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. government) risk is due to investments in GSEs having variations in the level of support they receive from the U.S. government and may not be backed by the full faith and credit of the U.S. government;
  High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility;
  Inflation risk is the risk that high rates of inflation or changes in the market’s inflation expectations may adversely affect the market value of inflation-sensitive securities;
  Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund;
  Issuer and market risk is the risk that market conditions or other events that impact specific fixed income issuers will have an adverse effect on the fund’s yield;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time;
  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal;
  Municipal securities risk is the possibility that a municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements; and
  Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class R-6 shares because Class R-6 shares have not yet commenced operations for this fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During performance period (Class A shares):
	Return	Quarter Ended
Best Quarter	3.14%	June 30, 2010
Worst Quarter	(1.95)%	December 31, 2010

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2012): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance information is presented for Class R-6 shares because Class R-6 shares have not yet commenced operations for this fund. If and when Class R-6 shares commence operations for this fund, current performance data as of the most recent month-end may be found on our website at eagleasset.com.

		After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Eagle Investment Grade Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Year 1	rr_ExpenseExampleYear01	459
Year 3	rr_ExpenseExampleYear03	659
Year 5	rr_ExpenseExampleYear05	876
Year 10	rr_ExpenseExampleYear10	1,499
2011	rr_AnnualReturn2011	5.64%
2012	rr_AnnualReturn2012	3.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.95%)
1-yr	rr_AverageAnnualReturnYear01	(0.48%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Year 1	rr_ExpenseExampleYear01	271
Year 3	rr_ExpenseExampleYear03	535
Year 5	rr_ExpenseExampleYear05	927
Year 10	rr_ExpenseExampleYear10	2,024
1-yr	rr_AverageAnnualReturnYear01	2.58%
Lifetime	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Year 1	rr_ExpenseExampleYear01	61
Year 3	rr_ExpenseExampleYear03	207
Year 5	rr_ExpenseExampleYear05	366
Year 10	rr_ExpenseExampleYear10	828
1-yr	rr_AverageAnnualReturnYear01	3.72%
Lifetime	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Year 1	rr_ExpenseExampleYear01	117
Year 3	rr_ExpenseExampleYear03	408
Year 5	rr_ExpenseExampleYear05	720
Year 10	rr_ExpenseExampleYear10	1,606
1-yr	rr_AverageAnnualReturnYear01	3.12%
Lifetime	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Year 1	rr_ExpenseExampleYear01	61
Year 3	rr_ExpenseExampleYear03	192
Year 5	rr_ExpenseExampleYear05	335
Year 10	rr_ExpenseExampleYear10	750
1-yr	rr_AverageAnnualReturnYear01	3.76%
Lifetime	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Year 1	rr_ExpenseExampleYear01	51
Year 3	rr_ExpenseExampleYear03	160
Year 5	rr_ExpenseExampleYear05	280
Year 10	rr_ExpenseExampleYear10	628
Eagle Investment Grade Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(1.37%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(0.04%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Eagle Investment Grade Bond Fund | Barclays U.S. Intermediate Government/Credit Bond Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)

Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	3.89%
Lifetime	rr_AverageAnnualReturnSinceInception	4.81%

[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[2]	As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class’ average daily net assets through February 28, 2014 as follows: Class A - 0.85%, Class C - 1.65%, Class I - 0.60%, Class R-3 - 1.15%, Class R-5 - 0.60%, and Class R-6 - 0.50%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund’s custodian. The fund’s Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.